COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Payments Under Non-cancelable Operating Lease Agreements	The following table summarizes the future minimum payments under this non-cancelable lease at June 30, 2013: 2013 $ 45,443 2014 $ 91,738 2015 $ 54,416 2016 $ - 2017 $ - -------- $ 191,957